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
Supplement to Statement of Additional Information dated October 10, 1994
         Scudder Greater Europe Growth Fund
Supplement to Statements of Additional Information dated May 1, 1995
         Scudder Zero Coupon 2000 Fund                             Scudder Tax Free Money Fund
         Scudder Short Term Bond Fund                              Scudder Limited Term Tax Free Fund
         Scudder Income Fund                                       Scudder Medium Term Tax Free Fund
         Scudder Balanced Fund                                     Scudder Managed Municipal Bonds
         Scudder Growth and Income Fund                            Scudder High Yield Tax Free Fund

Supplement to Statements of Additional Information dated August 1, 1995
         Scudder GNMA Fund                                         Scudder Massachusetts Tax Free Fund
         Scudder International Fund                                Scudder Ohio Tax Free Fund
         Scudder New York Tax Free Money Fund                      Scudder Pennsylvania Tax Free Fund
         Scudder New York Tax Free Fund                            Scudder California Tax Free Money Fund
         Scudder Massachusetts Limited Term Tax Free Fund          Scudder California Tax Free Fund

Supplement to Statement of Additional Information dated October 6, 1995
         Scudder Small Company Value Fund

Supplement to Statements of Additional Information dated November 1, 1995
         Scudder Development Fund                                  Scudder Gold Fund
         Scudder Global Fund                                       Scudder Cash Investment Trust
         Scudder International Bond Fund                           Scudder U.S. Treasury Money Fund

Supplement to Statements of Additional Information dated March 1, 1995
         Scudder Latin America Fund                                Scudder Quality Growth Fund
         Scudder Pacific Opportunities Fund

Supplement to Statement of Additional Information dated March 1, 1995 as revised December 27,
1995
         Scudder Emerging Markets Income Fund                      Scudder Global Bond Fund
         Scudder Global Small Company Fund

         The following text expands the discussion  under  "PERFORMANCE  INFORMATION - Comparison of Portfolio Performance"

Scudder's Theme: Build Create Provide

         Marketing and fund literature may refer to Scudder's theme:  "Build Create Provide."
This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important -- your family, future, and/or your community.

January 19, 1996
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